Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Commitments and Contingencies

Collaborative Patent License Agreements

On May 9, 2012, the Company entered into a Collaborative Agreement with the University of Texas at El Paso. Pursuant to the terms of the Agreement, the Company will work jointly with the University to develop a series of research and development programs around its sequential-dialysis technology in the areas of Alzheimer's Disease, Traumatic Brain Injury (TBI), Chronic Pain Syndrome, Fibromyalgia, Multiple Sclerosis, Amyotrophic Lateral Sclerosis (ALS or Lou Gehrig's disease), Blood Sepsis, Cancer, Heart Attacks and Strokes. The programs will utilize the facilities at one or more of the University of Texas’ campuses. The Company will pay the University’s actual overhead for the projects, plus a negotiated facility and administration overhead expense, and 10% of all gross revenues associated with the sale, license and/or royalties of all products and treatment procedures directly affiliated with programs. Intellectual property jointly invented and developed as a result of the projects will be owned jointly by the University and the Company. The Agreement has an initial term of five (5) years, and is renewable upon mutual agreement of the parties.

On March 4, 2015, we entered into a Patent License Agreement (PLA) with the University of Texas at El Paso (UTEP) regarding our joint research and development of CTLA-4 Blockade with Metronomic Chemotherapy for the Treatment of Breast Cancer. This is the first PLA with UTEP following our Collaborative Agreement with them dated May 9, 2012, and memorializes the joint ownership of the applicable patent and the financial and other terms related thereto.

On June 19, 2015, we entered into Amendment No. 1 to this Agreement, pursuant to which we explicitly included Provisional Patent Application No. 62/161,116 entitled, “Anti-CTLA-4 Blockade” (the “Application”) under the definition of “Patent Rights” as set forth in the PLA. The Application was filed with the United States Patent and Trademarks Office on May 13, 2015; the underlying technology was invented by Robert Kirken and Georgialina Rodriguez, and is solely-owned by The Board of Regents of The University of Texas System.

On October 31, 2017 we entered into an Agreement, Final Payment under Contract, and Release of all Claims, whereby we agreed to pay them a total of $326,336 arising out of the research and development agreements with an initial payment of $22,211, and monthly payments of varying amounts between $5,000 and $20,000 thereafter for twenty eight months until the balance is paid in full. Subject to the compliance of all terms, the intellectual property rights established and arising out of the collaborative agreements remain in full force and effect and the parties agreed to a mutual release upon the final contracted payment. The full amount of the liability has been recognized as accounts payable, with $155,024 outstanding as of the end of this period, which is currently in default.

Collaborative Patent License Agreements

On May 9, 2012, the Company entered into a Collaborative Agreement with the University of Texas at El Paso. Pursuant to the terms of the Agreement, the Company will work jointly with the University to develop a series of research and development programs around its sequential-dialysis technology in the areas of Alzheimer's Disease, Traumatic Brain Injury (TBI), Chronic Pain Syndrome, Fibromyalgia, Multiple Sclerosis, Amyotrophic Lateral Sclerosis (ALS or Lou Gehrig's disease), Blood Sepsis, Cancer, Heart Attacks and Strokes. The programs will utilize the facilities at one or more of the University of Texas’ campuses. The Company will pay the University’s actual overhead for the projects, plus a negotiated facility and administration overhead expense, and 10% of all gross revenues associated with the sale, license and/or royalties of all products and treatment procedures directly affiliated with programs. Intellectual property jointly invented and developed as a result of the projects will be owned jointly by the University and the Company. The Agreement has an initial term of five (5) years, and is renewable upon mutual agreement of the parties.

On March 4, 2015, we entered into a Patent License Agreement (PLA) with the University of Texas at El Paso (UTEP) regarding our joint research and development of CTLA-4 Blockade with Metronomic Chemotherapy for the Treatment of Breast Cancer. This is the first PLA with UTEP following our Collaborative Agreement with them dated May 9, 2012, and memorializes the joint ownership of the applicable patent and the financial and other terms related thereto.

On June 19, 2015, we entered into Amendment No. 1 to this Agreement, pursuant to which we explicitly included Provisional Patent Application No. 62/161,116 entitled, “Anti-CTLA-4 Blockade” (the “Application”) under the definition of “Patent Rights” as set forth in the PLA. The Application was filed with the United States Patent and Trademarks Office on May 13, 2015; the underlying technology was invented by Robert Kirken and Georgialina Rodriguez, and is solely-owned by The Board of Regents of The University of Texas System.

On October 31, 2017 we entered into an Agreement, Final Payment under Contract, and Release of all Claims, whereby we agreed to pay them a total of $326,336 arising out of the research and development agreements with an initial payment of $22,211, and monthly payments of varying amounts between $5,000 and $20,000 thereafter for twenty eight months until the balance is paid in full. Subject to the compliance of all terms, the intellectual property rights established and arising out of the collaborative agreements remain in full force and effect and the parties agreed to a mutual release upon the final contracted payment. The full amount of the liability has been recognized as accounts payable, with $225,024 outstanding as of the date of this filing, which is currently in default.